Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Generally, equity grants to NEOs are approved at regularly-scheduled Compensation Committee or Board meetings. Our annual NEO equity grants, which occur in the first quarter of each year, are approved by the Compensation Committee and Board at scheduled meetings of the Compensation Committee and Board occurring in the fourth quarter of the preceding year. We do not time material non-public information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. The Board and Compensation Committee do not consider MNPI when determining the award timing and terms.

Award Timing Method
Generally, equity grants to NEOs are approved at regularly-scheduled Compensation Committee or Board meetings. Our annual NEO equity grants, which occur in the first quarter of each year, are approved by the Compensation Committee and Board at scheduled meetings of the Compensation Committee and Board occurring in the fourth quarter of the preceding year. We do not time material non-public information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. The Board and Compensation Committee do not consider MNPI when determining the award timing and terms.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time material non-public information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. The Board and Compensation Committee do not consider MNPI when determining the award timing and terms.
MNPI Disclosure Timed for Compensation Value	false